Consolidated Statements of Financial Condition (USD $)	Dec. 31, 2011	Dec. 31, 2010
Equity in brokers' trading accounts:
Securities owned, at fair value (cost $66,603,904 and $98,314,299, respectively)	$ 66,744,630	$ 98,441,357
Cash	27,781,186	6,757,371
Unrealized gain (loss) on open contracts, net	8,025,123	35,956,214
Total equity in brokers' trading accounts	102,550,939	141,154,942
Cash and cash equivalents	271,405,439	338,154,495
Securities owned, at fair value (cost $464,530,065 and $446,933,117, respectively)	464,744,436	447,426,370
Interest receivable	88,659	82,357
Total assets	838,789,473	926,818,164
Liabilities
Brokerage commission payable	4,866,939	5,622,480
Accrued incentive fees	381,337	9,372,262
Organization and offering costs payable	200,428	217,123
Accrued operating expenses	173,782	140,163
Pending partner additions	3,590,048	12,218,587
Redemptions payable	30,734,748	7,334,779
Total liabilities	39,947,282	34,905,394
Partners' Capital (Net Asset Value)
Total partners' capital (net asset value)	798,842,191	891,912,770
Total liabilities and partners' capital (net asset value)	838,789,473	926,818,164
Class A
Partners' Capital (Net Asset Value)
General Partner	3,898,734	4,478,872
Limited Partners	41,622,105	60,086,201
Class B
Partners' Capital (Net Asset Value)
General Partner	469,305	542,672
Limited Partners	460,685,410	633,504,348
Legacy 1 Class
Partners' Capital (Net Asset Value)
General Partner	935,031	1,050,542
Limited Partners	4,753,458	6,055,220
Legacy 2 Class
Partners' Capital (Net Asset Value)
General Partner	903,063	1,019,793
Limited Partners	14,932,071	6,486,967
Global 1 Class
Partners' Capital (Net Asset Value)
General Partner	1,200,376	1,028,338
Limited Partners	12,255,712	9,975,048
Global 2 Class
Partners' Capital (Net Asset Value)
General Partner	1,710,523	1,155,098
Limited Partners	26,494,677	18,221,772
Global 3 Class
Partners' Capital (Net Asset Value)
General Partner	411,298	473,009
Limited Partners	$ 228,570,428	$ 147,834,890